UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04893

The TAIWAN FUND, INC.

(Exact name of registrant as specified in charter)

c/o STATE STREET BANK AND TRUST COMPANY

ONE LINCOLN STREET, P.O. BOX 5049

BOSTON, MA 02111-5049

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:
State Street Bank and Trust Company Attention: Brian F. Link Secretary 100 Summer Street SUM0703 Boston, MA 02111	Leonard B. Mackey, Jr., Esq. Clifford Chance US LLP 31 West 52nd Street New York, New York 10019

Registrant’s telephone number, including area code: (877) 864-5056

Date of fiscal year end: August 31

Date of reporting period: November 30, 2017

ITEM 1. SCHEDULE OF INVESTMENTS

THE TAIWAN FUND, INC.
Schedule of Investments/November 30, 2017 (Showing Percentage of Net Assets) (unaudited)

	SHARES	US $ VALUE (NOTE 2)

COMMON STOCKS – 97.6%
CONSUMER DISCRETIONARY — 6.5%
Electric & Machinery Industry — 2.3%
Global PMX Co., Ltd.	390,000	2,223,445
Hota Industrial Manufacturing Co., Ltd.	423,470	1,870,700
Macauto Industrial Co., Ltd.	76,000	407,948
		4,502,093
Other Industry — 1.7%
KMC Kuei Meng International, Inc.	135,000	585,117
Nien Made Enterprise Co., Ltd.	166,000	1,521,971
Taiwan Paiho Ltd.	328,000	1,252,117
		3,359,205
Textiles Industry — 0.3%
Eclat Textile Co., Ltd.	55,103	493,270
Tourism Industry — 1.4%
Gourmet Master Co., Ltd.	224,200	2,821,748
Trading & Consumers' Goods Industry — 0.8%
Poya International Co., Ltd.	126,635	1,570,588
TOTAL CONSUMER DISCRETIONARY		12,746,904
CONSUMER STAPLES — 3.0%
Food Industry — 2.0%
Uni-President Enterprises Corp.	1,827,995	3,882,219
Trading & Consumers' Goods Industry — 1.0%
President Chain Store Corp.	212,000	2,007,335
TOTAL CONSUMER STAPLES		5,889,554
ENERGY — 2.3%
Oil Gas & Electricity Industry General Industry — 2.3%
Formosa Petrochemical Corp.	1,273,000	4,498,833
TOTAL ENERGY		4,498,833
FINANCIALS — 13.0%
Financial & Insurance Industry — 11.1%
Cathay Financial Holding Co., Ltd.	4,032,600	6,950,904
China Life Insurance Co., Ltd.	786,710	740,967
CTBC Financial Holding Co., Ltd.	8,005,000	5,337,735
E. Sun Financial Holding Co., Ltd.	2,475,000	1,530,681
Fubon Financial Holding Co., Ltd.	1,991,000	3,255,936
Yuanta Financial Holding Co., Ltd.	8,187,000	3,794,069
		21,610,292
Other Industry — 1.9%
Chailease Holding Co., Ltd.	1,238,000	3,590,918
TOTAL FINANCIALS		25,201,210
HEALTHCARE — 0.7%
Biotechnology & Medical Care Industry — 0.7%
St. Shine Optical Co., Ltd.	48,000	1,392,278
TOTAL HEALTHCARE		1,392,278

	SHARES	US $ VALUE (NOTE 2)

INDUSTRIALS — 8.4%
Electric & Machinery Industry — 4.9%
Airtac International Group	298,975	5,093,560
Hiwin Technologies Corp.	405,880	4,472,339
		9,565,899
Electronic Parts & Components Industry — 0.2%
King Slide Works Co., Ltd.	22,000	300,727
Other Electronic Industry — 2.2%
Bizlink Holding, Inc.	186,000	1,671,234
Voltronic Power Technology Corp.	140,818	2,558,706
		4,229,940
Shipping & Transportation Industry — 1.1%
Evergreen Marine Corp. (Taiwan) Ltd. *	3,986,588	2,239,581
TOTAL INDUSTRIALS		16,336,147
INFORMATION TECHNOLOGY — 55.3%
Communications & Internet Industry — 3.1%
Accton Technology Corp.	292,000	1,070,881
Advanced Ceramic X Corp.	139,000	1,654,431
Merry Electronics Co., Ltd.	371,000	2,727,395
Visual Photonics Epitaxy Co., Ltd. *	74,000	252,794
Wistron NeWeb Corp.	84,094	239,155
		5,944,656
Computer & Peripheral Equipment Industry — 5.5%
Acer, Inc. *	3,935,000	2,689,455
Ennoconn Corp.	307,490	5,002,838
Mitac Holdings Corp.	846,000	1,015,403
Quanta Computer, Inc.	959,000	1,966,343
		10,674,039
Electronic Parts & Components Industry — 5.5%
Compeq Manufacturing Co., Ltd.	927,000	1,373,780
Delta Electronics, Inc.	675,155	3,072,570
Elite Material Co., Ltd.	101,000	383,877
Primax Electronics Ltd.	948,000	2,623,325
Sinbon Electronics Co., Ltd.	271,815	777,546
Tripod Technology Corp.	752,000	2,421,924
		10,653,022
Optoelectronics Industry — 6.3%
E Ink Holdings, Inc.	1,011,000	1,796,569
Epistar Corp. *	1,056,000	1,901,180
Largan Precision Co., Ltd.	50,000	8,568,381
		12,266,130
Other Electronic Industry — 11.3%
Catcher Technology Co., Ltd.	252,000	2,713,743
Chroma ATE, Inc.	216,000	1,271,054
Foxconn Technology Co., Ltd.	692,000	1,924,145
Hon Hai Precision Industry Co., Ltd.	4,357,259	14,527,102

The accompanying notes are an integral part of the schedule of investments.

THE TAIWAN FUND, INC.
Schedule of Investments/November 30, 2017 (Showing Percentage of Net Assets) (unaudited) (continued)

	SHARES	US $ VALUE (NOTE 2)

INFORMATION TECHNOLOGY —(continued)
Other Electronic Industry —(continued)
Kingpak Technology, Inc.	212,000	1,579,716
		22,015,760
Semiconductor Industry — 23.6%
Advanced Semiconductor Engineering, Inc.	1,291,000	1,672,180
ASPEED Technology, Inc.	87,164	2,037,140
Chipbond Technology Corp.	354,000	685,717
Global Unichip Corp.	125,000	1,175,235
Macronix International *	602,491	952,126
MediaTek, Inc.	657,000	7,140,828
Nanya Technology Corp.	1,393,000	3,613,236
Parade Technologies Ltd.	132,000	2,486,497
Powertech Technology, Inc.	313,000	949,623
Realtek Semiconductor Corp.	369,000	1,371,724
Silergy Corp.	83,000	1,759,952
Taiwan Semiconductor Manufacturing Co., Ltd.	2,446,000	18,430,219
Win Semiconductors Corp.	237,000	2,528,506
Winbond Electronics Corp.	1,200,000	1,144,229
		45,947,212
TOTAL INFORMATION TECHNOLOGY		107,500,819
MATERIALS — 8.4%
Cement Industry — 1.3%
Taiwan Cement Corp.	2,164,000	2,420,557
Iron & Steel Industry — 0.6%
China Steel Corp.	1,411,000	1,152,547
Plastics Industry — 6.5%
Formosa Chemicals & Fibre Corp.	948,000	2,876,175
Formosa Plastics Corp.	1,626,000	4,911,503
Nan Ya Plastics Corp.	1,944,000	4,899,860
		12,687,538
		16,260,642
TOTAL MATERIALS
TOTAL COMMON STOCKS (Cost — $142,475,710)		189,826,387
TOTAL INVESTMENTS — 97.6% (Cost — $142,475,710)		189,826,387
OTHER ASSETS AND LIABILITIES, NET—2.4%		4,707,447
NET ASSETS—100.0%		194,533,834

Legend:

US $– United States dollar

*	Non-income producing

The accompanying notes are an integral part of the schedule of investments.

Notes to Schedule of Investments (unaudited)
November 30, 2017

1. Organization. The Taiwan Fund, Inc. (the “Fund”), a Delaware corporation, is registered under the Investment Company Act of 1940, as amended, as a diversified closed-end management investment fund.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standard Codification Topic 946 "Financial Services - Investment Companies."

The Fund concentrates its investments in the securities listed on the Taiwan Stock Exchange. Because of this concentration, the Fund may be subject to certain additional risks not typically associated with investing in securities of U.S. companies or the U.S. government, including (1) volatility of the Taiwan securities market, (2) restrictions on repatriation of capital invested in Taiwan, (3) fluctuations in the rate of exchange between the New Taiwan Dollar and the U.S. Dollar, and (4) political and economic risks. In addition, Republic of China accounting, auditing, financial and other reporting standards are not equivalent to U.S. standards and, therefore, certain material disclosures may not be made, and less information may be available to investors investing in Taiwan than in the United States. There is also generally less regulation by governmental agencies and self-regulatory organizations with respect to the securities industry in Taiwan than there is in the United States.

2. Basis of Presentation. The preparation of the Schedule of Investments is in accordance with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts and disclosures in the Schedule of Investments during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the Schedule of Investments may differ from the value the Fund ultimately realizes upon the sale of the securities.

Security Valuation. All securities, including those traded over-the-counter, for which market quotations are readily available are valued at the last sales price prior to the time of determination of the Fund’s net asset value per share or, if there were no sales on such date, at the closing price quoted for such securities (but if bid and asked quotations are available, at the mean between the last current bid and asked prices, rather than such quoted closing price). These securities are generally categorized as Level 1 securities in the fair value hierarchy. In certain instances where the price determined above may not represent fair market value, the value is determined in such manner as the Board of Directors (the “Board”) may prescribe. Foreign securities may be valued at fair value according to procedures approved by the Board if the closing price is not reflective of current market values due to trading or events occurring in the valuation time of the Fund. In addition, substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market. These securities may be categorized as Level 2 or Level 3 securities in the fair value hierarchy, depending on the valuation inputs. Short-term investments, having a maturity of 60 days or less are valued at amortized cost, which approximates market value, with accrued interest or discount earned included in interest receivable.

The Fund has adopted fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

• Level 1 – quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.

• Level 2 – quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

• Level 3 – model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks^	$189,826,387	$—	$—	$189,826,387
Total	$189,826,387	$—	$—	$189,826,387

^	See schedule of investments for industry breakout.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Schedule of Investments (unaudited) (continued)
November 30, 2017

The Fund’s policy is to disclose transfers between Levels based on valuations at the end of the reporting period. As of November 30, 2017, there were no transfers between Levels 1, 2, or 3 based on the valuation input levels.

Foreign Currency Translation. The financial accounting records of the Fund are maintained in U.S. Dollars. Investment securities, other assets and liabilities denominated in a foreign currency are translated into U.S. Dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. Dollars at the exchange rate on the dates of the transactions.

Security Transactions. Security transactions are accounted for as of the trade date.

3. Tax Basis of Investments. Cost of investments for federal income tax purposes is substantially the same as for financial statement purposes. At November 30, 2017, the aggregate cost basis of the Fund’s investment securities for financial reporting purposes was $142,475,710. Net unrealized appreciation of the Fund’s investment securities was $47,350,677 of which $48,396,192 was related to appreciated investment securities and $1,045,515 was related to depreciated investment securities.

ITEM 2. CONTROLS AND PROCEDURES

(a)	The registrant’s principal executive and principal financial officers have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this Form N-Q that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended, (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS

The certifications required by Rule 30a-2(a) of the 1940 Act (17 CFR 270.30a-2(a)), are attached as exhibits to this filing.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE TAIWAN FUND, INC.

By:	/s/ Simon J. Crinage
Simon J. Crinage
President of The Taiwan Fund, Inc.

Date:	January 16, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Simon J. Crinage
Simon J. Crinage
President of The Taiwan Fund, Inc.

Date:	January 16, 2018

By:	/s/ William C. Cox
William C. Cox
Treasurer of The Taiwan Fund, Inc.

Date:	January 16, 2018